Share-Based Compensation (Narrative) (Details) ¥ / shares in Units, ¥ in Thousands				1 Months Ended	12 Months Ended
	Mar. 03, 2016 CNY (¥) shares	Aug. 14, 2015 ¥ / shares $ / shares shares	May 20, 2015 ¥ / shares shares	Feb. 23, 2017 CNY (¥) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) ¥ / shares	Dec. 31, 2014 ¥ / shares	Feb. 23, 2017 $ / shares	Mar. 03, 2016 $ / shares	May 05, 2015 shares
Share-Based Compensation [Line Items]
Weighted average grant date fair value | ¥ / shares							¥ 13.43	¥ 13.32
Unrecognized compensation expense, recognition period	2 years 10 months 20 days			1 year 11 months 12 days
Allocated Share-based Compensation Expense | ¥					¥ 58,231	¥ 34,185	¥ 25,195
Share-based Payment Award, Options, Outstanding	2,098,111			1,306,743
Nonemployee Services Transaction, Modification of Terms, Incremental Compensation Cost | ¥	¥ 3,432			¥ 6,321	¥ 12,347
Share-based Payment Award, Compensation Cost | ¥	956
Nonvested Awards, Compensation Cost Not yet Recognized | ¥	¥ 2,476			¥ 6,026
2014 Plan [Member]
Share-Based Compensation [Line Items]
Shares authorized					20,331,467
2015 Plan [Member]
Share-Based Compensation [Line Items]
Shares authorized											4,400,000
Description and terms of unissued shares reserved under the Plan					In July 2016, the Group made amendment to the 2015 plan that if on December 31 of each year beginning in 2016, the unissued shares reserved under the 2015 Plan account for less than 1.5% of the then total issued and outstanding shares on an as-converted basis, then on the first day of the next calendar year, the number of shares reserved for future issuances under the 2015 Plan shall be automatically increased to 1.5% of the then total issued and outstanding shares.
Minimum [Member]
Share-Based Compensation [Line Items]
Weighted Average Exercise Price Outstanding | $ / shares		$ 1.5							$ 0.0001	$ 0.0001
Maximum [Member]
Share-Based Compensation [Line Items]
Weighted Average Exercise Price Outstanding | $ / shares		$ 2.87							$ 1.5	$ 1.5
Restricted share units [Member]
Share-Based Compensation [Line Items]
Unrecognized compensation expense | ¥					¥ 132,986
Unrecognized compensation expense, recognition period					2 years 8 months 12 days
Restricted share units [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Granted					1,548,747	3,663,574
Management and employees | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Share options granted		452,770
Vesting period		4 years
Management and employees | Minimum [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Exercise price of share options granted (in dollars per share) | ¥ / shares		$ 11.67
Management and employees | Maximum [Member] | 2015 Plan [Member]
Share-Based Compensation [Line Items]
Exercise price of share options granted (in dollars per share) | ¥ / shares		$ 18.6
Senior management [Member] | 2014 Plan [Member]
Share-Based Compensation [Line Items]
Share options granted			70,000
Exercise price of share options granted (in dollars per share) | ¥ / shares			¥ 0.001
Vesting period			4 years